Consolidated Statements of Convertible Preferred Stock and Stockholders’ Deficit 10-Q - USD ($)	Total	Common Stock	Additional Paid-in-Capital	Accumulated Deficit
Convertible Preferred Stock, beginning balance (in shares) at Dec. 31, 2023	0
Convertible Preferred Stock, beginning balance at Dec. 31, 2023	$ 0
Convertible Preferred Stock, ending balance (in shares) at Dec. 31, 2024	2,579,168
Convertible Preferred Stock, ending balance at Dec. 31, 2024	$ 7,504,644
Common Stock, beginning balance (in shares) at Dec. 31, 2023		10,000,000
Beginning balance at Dec. 31, 2023	(551,342)	$ 100	$ 128,188	$ (679,630)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	$ (4,699,469)			(4,699,469)
Common Stock, ending balance (in shares) at Dec. 31, 2024	10,000,000	10,000,000
Ending balance at Dec. 31, 2024	$ (5,250,811)	$ 100	128,188	(5,379,099)
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of preferred stock and warrants, net of issuance costs (in shares)	412,684
Issuance of preferred stock and warrants, net of issuance costs	$ 5,814,607
Convertible Preferred Stock, ending balance (in shares) at Mar. 31, 2025	2,991,852
Convertible Preferred Stock, ending balance at Mar. 31, 2025	$ 13,319,251
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(3,308,219)			(3,308,219)
Common Stock, ending balance (in shares) at Mar. 31, 2025		10,000,000
Ending balance at Mar. 31, 2025	$ (8,559,030)	$ 100	128,188	(8,687,318)
Convertible Preferred Stock, beginning balance (in shares) at Dec. 31, 2024	2,579,168
Convertible Preferred Stock, beginning balance at Dec. 31, 2024	$ 7,504,644
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of preferred stock and warrants, net of issuance costs (in shares)	1,394,201
Issuance of preferred stock and warrants, net of issuance costs	$ 19,349,908
Convertible Preferred Stock, ending balance (in shares) at Dec. 31, 2025	3,973,369
Convertible Preferred Stock, ending balance at Dec. 31, 2025	$ 26,854,552
Common Stock, beginning balance (in shares) at Dec. 31, 2024	10,000,000	10,000,000
Beginning balance at Dec. 31, 2024	$ (5,250,811)	$ 100	128,188	(5,379,099)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense	3,462,633		3,462,633
Net loss	$ (26,661,677)			(26,661,677)
Common Stock, ending balance (in shares) at Dec. 31, 2025	10,233,183	10,233,183
Ending balance at Dec. 31, 2025	$ (27,902,844)	$ 102	4,137,830	(32,040,776)
Convertible Preferred Stock, ending balance (in shares) at Mar. 31, 2026	3,973,369
Convertible Preferred Stock, ending balance at Mar. 31, 2026	$ 26,854,552
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense	727,472		727,472
Net loss	$ (16,429,430)			(16,429,430)
Common Stock, ending balance (in shares) at Mar. 31, 2026	10,233,183	10,233,183
Ending balance at Mar. 31, 2026	$ (43,604,802)	$ 102	$ 4,865,302	$ (48,470,206)